SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2024
Parent Company [Member]
SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO FINANCIAL STATEMENT SCHEDULE 1
(In thousands)

1.
Schedule 1 has been provided pursuant to the requirements of Rule
12-04(a)
and
4-08(e)(3)
of
Regulation S-X,
which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2024, approximately $657,000 of the restricted net assets were not available for distribution and as such, the condensed financial information of Melco has been presented for the years ended December 31, 2024, 2023 and 2022. Melco received cash dividends of $121,000, nil and nil from its subsidiary during the years ended December 31, 2024, 2023 and 2022.

2.	Basis of Presentation
The accompanying condensed financial information has been prepared using the same accounting policies as set out in Melco’s consolidated financial statements except that the parent company has used the equity method to account for its investments in subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in Accounting Standards Codification 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investments in subsidiaries” or “Investments deficit in subsidiaries” and the subsidiaries’ profit or loss as ‘‘Share of results of subsidiaries” on the Condensed Statements of Operations. Ordinarily, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule 1, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.